CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Schedule of Commitments - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Commitments and guarantees
Commitments	£ 133,553	£ 135,098
Documentary credits and other short-term trade-related transactions [member]
Commitments and guarantees
Commitments		1
Forward asset purchases and forward deposits placed [member]
Commitments and guarantees
Commitments	189	731
Not later than one year [member]
Commitments and guarantees
Commitments	98,419	96,654
Not later than one year [member] | Mortgages [member]
Commitments and guarantees
Commitments	12,684	11,594
Not later than one year [member] | Other [Member]
Commitments and guarantees
Commitments	85,735	85,060
Later than one year [member]
Commitments and guarantees
Commitments	£ 34,945	£ 37,712